Segmental Information - Summary of Category Analysis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of geographical areas [line items]
Sales	£ 18,432	£ 18,114	£ 15,641
Spirits [member]
Disclosure of geographical areas [line items]
Sales	14,605	14,241	11,993
Beer [member]
Disclosure of geographical areas [line items]
Sales	2,647	2,635	2,486
Wine [member]
Disclosure of geographical areas [line items]
Sales	81	81	265
Ready to drink [member]
Disclosure of geographical areas [line items]
Sales	854	854	726
Other [member]
Disclosure of geographical areas [line items]
Sales	£ 245	£ 303	£ 171